Goodwill (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill (Textual)
Recoverable amounts	$ 20,273	$ 31,912
Reebonz Korea [Member]
Goodwill (Textual)
Percentage of decrease in forecasted annual revenue	8.00%	9.00%
Reebonz Korea [Member] | Minimum [Member]
Goodwill (Textual)
Percentage of increased ownership interest	49.20%
Reebonz Korea [Member] | Maximum [Member]
Goodwill (Textual)
Percentage of increased ownership interest	58.40%
Invitree [Member]
Goodwill (Textual)
Percentage of decrease in forecasted annual revenue	7.00%	12.00%